Condensed Financial Information of the Parent Company	6 Months Ended
Mar. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company

NOTE 19 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and VIE exceeded 25% of the consolidated net assets of the Company, therefore, the unaudited condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and VIE shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and VIE in the form of loans, advances or cash dividends without the consent of a third party.

The unaudited condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIE” and the respective profit or loss as “Equity in earnings of subsidiaries and VIE” on the condensed statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the unaudited condensed consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of March 31, 2021 and September 30, 2020, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the unaudited condensed consolidated financial statements, if any.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY BALANCE SHEETS

	March 31, 2021	September 30, 2020
	(Unaudited)
ASSETS
Non-current assets
Investment in subsidiaries and VIE	$13,547,867	$10,516,277

Total assets	$13,547,867	$10,516,277

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 5,800,000 shares issued and outstanding as of March 31, 2021 and September 30, 2020 respectively	$580	$580
Additional paid-in capital	5,567,873	5,251,205
Retained earnings	7,963,993	5,652,594
Accumulated other comprehensive income (loss)	15,421	(388,102)
Total Bon Natural Life Limited shareholders’ equity	13,547,867	10,516,277

Total liabilities and Bon Natural Life Limited shareholders’ equity	$13,547,867	$10,516,277

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the six months ended March 31,
	2021	2020
	(Unaudited)	(Unaudited)
EQUITY IN EARNINGS OF SUBSIDIARIES AND VIE	$2,311,399	$1,533,178

NET INCOME	2,311,399	1,533,178
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	403,523	33,846
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$2,714,922	$1,567,024

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the six months ended March 31,
	2021	2020
	(Unaudited)	(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$2,311,399	$1,533,178
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary and VIEs	(2,311,399)	(1,533,178)
Net cash used in operating activities	-	-

CHANGES IN CASH AND RESTRICTED CASH	-	-

CASH AND RESTRICTED CASH, beginning of period	-	-

CASH AND RESTRICTED CASH, end of period	$-	$-